Other Information (Tables)	9 Months Ended
Sep. 30, 2013
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Cash payments for interest and income taxes (net of refunds)

Cash payments for interest and income taxes (net of refunds) were as follows (in millions):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Interest	$21.6	$21.7	$47.6	$47.9
Income taxes (net of refunds)	$0.4	$7.3	$2.4	$17.2